Line of Credit (Tables)	9 Months Ended
Sep. 30, 2017
Line of Credit/Note Payable/Convertible Note Payable [Abstract]
Schedule of line of credit
	Outstanding Balances as of
	September 30, 2017	December 31, 2016
March 19, 2009	119,246	203,988
October 4, 2016	0	31,153
	$119,246	$235,141